Finance result - Additional information (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Finance result
Interest rate basis	CDI
Income finance from reversal of interest on provision for tax losses	R$ 10,828
Cogna Group | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Finance result
Interest rate basis	CDI (Certificates of Interbank Deposits).
Income finance from indemnification asset	R$ 20,249